Income Taxes - Schedule of Deferred tax asset and liability (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets:
Allowance for credit losses	$ 8,479	$ 7,904
Net operating loss carry-forward	33,864
Provision for employee compensation cost	325
Depreciation and amortization	1,081	1,151
Total deferred tax assets	43,749	9,055
Less: valuation allowance
Deferred tax assets, net	$ 43,749	$ 9,055